Annual Total Returns[BarChart] - Short Small-Cap ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(28.33%)	(9.29%)	(18.93%)	(31.57%)	(9.27%)	(0.57%)	(21.84%)	(14.49%)	9.96%	(20.89%)